Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 24,029	$ 22,341
Ending balance	24,844	24,029
COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	69,219	65,616
Additions	4,208	4,148
Acquisition through business combinations	193	993
Transfers	(506)	(411)
Retirements and disposals	(1,023)	(1,127)
Impairment losses recognized in earnings	(8)
Ending balance	72,083	69,219
ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(45,190)	(43,275)
Retirements and disposals	(983)	(1,073)
Depreciation	3,145	3,034
Other	(113)	(46)
Ending balance	(47,239)	(45,190)
NETWORK INFRASTRUCTURE AND EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	19,535	18,442
Ending balance	20,414	19,535
NETWORK INFRASTRUCTURE AND EQUIPMENT | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	61,484	58,670
Additions	2,699	2,491
Acquisition through business combinations	144	653
Transfers	898	775
Retirements and disposals	(969)	(1,105)
Impairment losses recognized in earnings	(8)
Ending balance	64,248	61,484
NETWORK INFRASTRUCTURE AND EQUIPMENT | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(41,949)	(40,228)
Retirements and disposals	(931)	(1,054)
Depreciation	2,923	2,813
Other	(107)	(38)
Ending balance	(43,834)	(41,949)
LAND AND BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,720	2,525
Ending balance	2,666	2,720
LAND AND BUILDINGS | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,961	5,572
Additions	72	70
Acquisition through business combinations	49	264
Transfers	43	77
Retirements and disposals	(54)	(22)
Impairment losses recognized in earnings	0
Ending balance	6,071	5,961
LAND AND BUILDINGS | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,241)	(3,047)
Retirements and disposals	(52)	(19)
Depreciation	222	221
Other	(6)	(8)
Ending balance	(3,405)	(3,241)
ASSETS UNDER CONSTRUCTION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,774	1,374
Ending balance	1,764	1,774
ASSETS UNDER CONSTRUCTION | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,774	1,374
Additions	1,437	1,587
Acquisition through business combinations	0	76
Transfers	(1,447)	(1,263)
Retirements and disposals	0	0
Impairment losses recognized in earnings	0
Ending balance	1,764	1,774
ASSETS UNDER CONSTRUCTION | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Depreciation	0	0
Other	0	0
Ending balance	$ 0	$ 0